DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Profit or loss attributable to ordinary equity holder of parent	$ (358,560)	$ 704,480	$ 1,030,812
Weighted average of number of shares	120,474,350	120,474,350	119,414,435
Basic earnings (loss) per share (in U.S.$ per share)	$ (2.9762352)	$ 5.8475518	$ 8.6322
Diluted earnings (loss) per share (in U.S.$ per share)	$ (2.9762352)	$ 5.8475518	$ 8.6322